Other Income, Gain and Loss - Summary of Other Income, Gain and Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Analysis of income and expense [abstract]
Interest income	¥ 11,894	$ 1,708	¥ 11,931	¥ 11,020
Net gain from sales of scrap materials	4,507	648	3,243	5,050
Insurance compensation income	0	0		3,311
Release of deferred income	797	114	797	797
Others	122	18	118	993
Other income, gains and losses	¥ 17,320	$ 2,488	¥ 16,089	¥ 21,171